EQUITY (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income [RollForward]
Beginning balance	$ 4,185,304	$ 2,937,548	$ 4,503,695
Deferred tax		(807)
Tax effect on deferred tax by change legal tax rate (Tax reform)(*)	1,770	34,695	21,103
End balance	4,267,236	4,185,304	2,937,548
Currency Translation Reserve [Member]
Other comprehensive income [RollForward]
Beginning balance	(2,086,555)	(2,576,041)	(1,193,871)
Derivatives valuation gains (losses)
Deferred tax
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Difference by subsidiaries conversion	(45,036)	489,486	(1,382,170)
End balance	(2,131,591)	(2,086,555)	(2,576,041)
Cash Flow Hedging Reserve [Member]
Other comprehensive income [RollForward]
Beginning balance	1,506	(90,510)	(151,340)
Derivatives valuation gains (losses)	18,436	126,360	82,730
Deferred tax	(1,802)	(34,344)	(21,900)
Actuarial reserves by employee benefit plans
Deferred tax actuarial IAS by employee benefit plans
Difference by subsidiaries conversion
End balance	18,140	1,506	(90,510)
Actuarial Gains Or Losses On Defined Benefit Plans Reserve [Member]
Other comprehensive income [RollForward]
Beginning balance	(12,900)	(10,717)
Derivatives valuation gains (losses)
Deferred tax
Actuarial reserves by employee benefit plans	2,758	(3,104)	(14,627)
Deferred tax actuarial IAS by employee benefit plans	(784)	921	3,910
Difference by subsidiaries conversion
End balance	(10,926)	(12,900)	(10,717)
Other Comprehensive Income [Member]
Other comprehensive income [RollForward]
Beginning balance	(2,097,949)	(2,677,268)	(1,345,211)
Derivatives valuation gains (losses)	18,436	126,360	82,730
Deferred tax	(1,802)	(34,344)	(21,900)
Actuarial reserves by employee benefit plans	2,758	(3,104)	(14,627)
Deferred tax actuarial IAS by employee benefit plans	(784)	921	3,910
Difference by subsidiaries conversion	(45,036)	489,486	(1,382,170)
End balance	$ (2,124,377)	$ (2,097,949)	$ (2,677,268)